STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF CASH FLOWS [Abstract]
Net Earnings (Loss)	$ 28	$ 38	$ 77
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	65	61	61
Universal life and investment-type product policy fee income	(131)	(117)	(123)
(Income) loss from derivative instruments	(8)	0	0
Change in accrued investment income	3	2	1
Investment (gains) losses, net	(68)	5	1
Change in deferred policy acquisition costs and value of business acquired	(60)	(58)	(37)
Change in the fair value of the reinsurance contract asset	7	2	(7)
Change in future policy benefits	(18)	(5)	3
Change in other policyholders liabilities	(2)	5	(3)
Change in current and deferred income taxes	(20)	(1)	15
Provision for depreciation and amortization	7	5	3
Dividend from AllianceBernstein	4	3	4
Amortization of deferred reinsurance costs	4	0
Cash transferred as a result of reinsurance agreement with Protective Life	(74)
Other, net	36	11	(18)
Net cash provided by (used in) operating activities	(227)	(49)	(23)
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	290	139	156
Sales of investments	111	60	16
Purchases of investments	(251)	(134)	(190)
Cash settlement related to derivative instruments	(4)
Other, net	19	(8)	(5)
Net cash provided by (used in) investing activities	165	57	(23)
Cash flows from financing activities: [Abstract]
Deposits	279	148	156
Withdrawals and transfers to Separate Accounts	(41)	(66)	(141)
Change in collateralized pledged liabilities	12
Return of capital	(200)
Net cash provided by (used in) financing activities	50	82	15
Change in cash and cash equivalents	(12)	90	(31)
Cash and cash equivalents, beginning of year	151	61	92
Cash and Cash Equivalents, End of Year	139	151	61
Supplemental Cash Flow Information [Abstract]
Interest Paid	0	0	1
Schedule Of Non Cash Financing Activities [Abstract]
Shared-based Programs	$ 0	$ (1)	$ (2)